ALLSTATE LIFE INSURANCE COMPANY
                          LAW AND REGULATION DEPARTMENT
                          3100 Sanders Road , Suite J5B
                         Northbrook, Illinois 60062-7154


ANGELA M. BANDI                                Writer's Direct Dial 847 402-9237
Associate Counsel                                        Facsimile: 847 402-3781

                                   May 2, 2007


BY EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549


Re:      Allstate Financial Advisors Separate Account I
         Post-Effective Amendment No. 5 to Form N-4
         Registration Statement ("Amendment")
         File Nos. 333-102295 and 811-09327; CIK No. 0001085612
         Rule 497 Filing


Commissioners:

On behalf of Allstate Life Insurance Company ("the Company"), and Allstate Financial Advisors Separate Account I ("the Account"), we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectuses and Statements of Additional Information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced Amendment for the Account. The Amendment was filed electronically with the Commission on April 17, 2007.

Please direct any question or comment to me at the number above.


Very truly yours,

/s/ ANGELA M. BANDI
--------------------------
Angela M. Bandi